Leases - Schedule of Components of Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 6,446	$ 12,606	$ 34,877	$ 29,675
Finance lease cost:
Amortization of leased assets	5,724	5,758	22,184	21,720
Interest on lease liabilities	1,309	351	4,613	1,935
Net lease cost	$ 13,479	$ 18,715	$ 61,674	$ 53,330